Lease Liabilities	12 Months Ended
Jun. 30, 2022
Disclosure Of Leases Text Block Abstract
Lease liabilities
Note 17	Lease liabilities

	2022	2021
	A$	A$
Current liability	51,213	86,912
Non-current liability	-	51,213
Balance at the end of the financial year	51,213	138,125

	2022	2021
	A$	A$
Reconciliation of lease liabilities
Balance at the beginning of the financial year	138,125	206,268
Lease liability recognised - new operating lease [1]	-	-
Repayment of lease liability	(86,912)	(68,143)
Balance at the end of the financial year	51,213	138,125

[1]	The consolidated entity has a 3-year lease agreement for office premises in Perth, Australia. The total payments under the lease amounting to A$299,129 were discounted at the Company’s incremental borrowing rate of 10% in order to determine the initial lease liability of A$211,191. To determine the incremental borrowing rate, third-party financing received was used as a starting point and adjusted to reflect changes in financing conditions since the third-party financing was received.

During the financial year, A$23,589 (2021: A$38,108) interest on the lease was expensed as financing costs.